Other assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Assets1 [Abstract]
Prepayments	$ 28,129,030	$ 26,852,512
Advances to personnel	10,976,759	18,525,667
Tax advances	15,172,745	16,439,668
Advances to suppliers of goods	17,336,437	14,377,596
Other miscellaneous assets	13,619,468	2,501,553
Foreclosed assets	162,765	172,123
Others	2,787,333	17,146,132
TOTAL	$ 88,184,537	$ 96,015,251